Investments - Amortized Cost, Gross Unrealized Gains and Losses, and Fair Value of Available-for-Sale and Held-to-Maturity Securities (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2025	Mar. 31, 2024
Schedule of Investments [Line Items]
Gross unrealized losses, available-for-sale securities		¥ 82,211	¥ 38,442
Fair value, available-for-sale securities		15,058,617	17,713,335
Amortized cost, held-to-maturity securities		4,185,763	4,047,547
Total		4,027,381
Available-for-sale securities | Debt securities
Schedule of Investments [Line Items]
Amortized cost, net available-for-sale securities	[1],[2]	15,114,585	17,712,059
Gross unrealized gains, available-for-sale securities		26,243	39,718
Gross unrealized losses, available-for-sale securities		82,211	38,442
Fair value, available-for-sale securities		15,058,617	17,713,335
Available-for-sale securities | Debt securities | Japanese government bonds
Schedule of Investments [Line Items]
Amortized cost, net available-for-sale securities	[1],[2]	8,378,639	10,968,212
Gross unrealized gains, available-for-sale securities		123	9,137
Gross unrealized losses, available-for-sale securities		16,329	2,956
Fair value, available-for-sale securities		8,362,432	10,974,393
Available-for-sale securities | Debt securities | Japanese local government bonds
Schedule of Investments [Line Items]
Amortized cost, net available-for-sale securities	[1],[2]	571,110	591,218
Gross unrealized gains, available-for-sale securities		5	95
Gross unrealized losses, available-for-sale securities		23,376	7,574
Fair value, available-for-sale securities		547,739	583,739
Available-for-sale securities | Debt securities | U.S. Treasury bonds and federal agency securities
Schedule of Investments [Line Items]
Amortized cost, net available-for-sale securities	[1],[2]	127,719	147,186
Gross unrealized gains, available-for-sale securities		34	118
Gross unrealized losses, available-for-sale securities		123	252
Fair value, available-for-sale securities		127,630	147,052
Available-for-sale securities | Debt securities | Other foreign government bonds
Schedule of Investments [Line Items]
Amortized cost, net available-for-sale securities	[1],[2]	2,586,790	2,044,611
Gross unrealized gains, available-for-sale securities		6,078	1,739
Gross unrealized losses, available-for-sale securities		1,704	1,755
Fair value, available-for-sale securities		2,591,164	2,044,595
Available-for-sale securities | Debt securities | Agency mortgage-backed securities
Schedule of Investments [Line Items]
Amortized cost, net available-for-sale securities	[1],[2],[3]	340,583	495,057
Gross unrealized gains, available-for-sale securities	[3]	10	140
Gross unrealized losses, available-for-sale securities	[3]	25,034	18,225
Fair value, available-for-sale securities	[3]	315,558	476,972
Available-for-sale securities | Debt securities | Residential mortgage-backed securities
Schedule of Investments [Line Items]
Amortized cost, net available-for-sale securities	[1],[2]	21,802	32,120
Gross unrealized gains, available-for-sale securities		1	30
Gross unrealized losses, available-for-sale securities		897	767
Fair value, available-for-sale securities		20,907	31,383
Available-for-sale securities | Debt securities | Commercial mortgage-backed securities
Schedule of Investments [Line Items]
Amortized cost, net available-for-sale securities	[1],[2]	850,518	800,224
Gross unrealized gains, available-for-sale securities		4,693	4,787
Gross unrealized losses, available-for-sale securities		1,424	789
Fair value, available-for-sale securities		853,787	804,222
Available-for-sale securities | Debt securities | Japanese corporate bonds and other debt securities
Schedule of Investments [Line Items]
Amortized cost, net available-for-sale securities	[1],[2]	1,436,823	1,817,009
Gross unrealized gains, available-for-sale securities		13,220	21,958
Gross unrealized losses, available-for-sale securities		11,952	5,909
Fair value, available-for-sale securities		1,438,091	1,833,057
Available-for-sale securities | Debt securities | Foreign corporate bonds and other debt securities
Schedule of Investments [Line Items]
Amortized cost, net available-for-sale securities	[1],[2],[4]	800,601	816,421
Gross unrealized gains, available-for-sale securities	[4]	2,079	1,713
Gross unrealized losses, available-for-sale securities	[4]	1,371	214
Fair value, available-for-sale securities	[4]	801,309	817,921
Held-to-maturity Securities | Debt securities
Schedule of Investments [Line Items]
Amortized cost, held-to-maturity securities	[1],[2]	4,185,763	4,047,547
Gross unrealized gains, held-to-maturity securities		23,982	9,421
Gross unrealized losses, held-to-maturity securities		182,364	194,044
Total		4,027,381	3,862,924
Held-to-maturity Securities | Debt securities | Japanese government bonds
Schedule of Investments [Line Items]
Amortized cost, held-to-maturity securities	[1],[2]	419,480	519,397
Gross unrealized gains, held-to-maturity securities			208
Gross unrealized losses, held-to-maturity securities		19,601	7,585
Total		399,879	512,020
Held-to-maturity Securities | Debt securities | Agency mortgage-backed securities
Schedule of Investments [Line Items]
Amortized cost, held-to-maturity securities	[1],[2],[5]	3,766,283	3,528,150
Gross unrealized gains, held-to-maturity securities	[5]	23,982	9,213
Gross unrealized losses, held-to-maturity securities	[5]	162,763	186,460
Total	[5]	¥ 3,627,502	¥ 3,350,904

[1]	Accrued interest receivables of ¥15,708 million at March 31, 2024, and ¥20,845 million at March 31, 2025 are excluded from amortized cost and included in Accrued income.
[2]	Amortized cost, net of the allowance for credit losses, of which the amounts related to available-for-sale securities were ¥nil at both March 31, 2024 and 2025.
[3]	Agency mortgage-backed securities presented in this line consist of Japanese and Foreign agency mortgage-backed securities, of which the fair values were ¥476,947 million and ¥26 million, respectively, at March 31, 2024, and ¥315,536 million and ¥22 million, respectively, at March 31, 2025. All Japanese agency mortgage-backed securities are issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise. Foreign agency mortgage-backed securities primarily consist of Government National Mortgage Association (“Ginnie Mae”) securities, which are guaranteed by the United States government.
[4]	Other debt securities presented in this line primarily consist of Foreign negotiable certificates of deposit (“NCDs”) and asset-backed securities (“ABS”), of which the total fair values were ¥209,956 million at March 31, 2024, and ¥221,706 million at March 31, 2025.
[5]	All Agency mortgage-backed securities presented in this line are Ginnie Mae securities.